DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (86.75%)
COMMUNICATION SERVICES – (9.17%)
Media & Entertainment – (9.17%)
Alphabet Inc., Class C *	27,295	$32,025,496
ASAC II L.P. *(a)(b)	116,129	118,487
Facebook, Inc., Class A *	69,993	11,667,133
Fang Holdings Ltd., Class A, ADR (China)*	854,052	1,152,970
iQIYI, Inc., Class A, ADR (China)*	232,650	5,564,988
	Total Communication Services	50,529,074
CONSUMER DISCRETIONARY – (11.50%)
Automobiles & Components – (3.53%)
Adient plc *	659,141	8,542,467
Aptiv PLC	137,060	10,894,900
		19,437,367
Retailing – (7.97%)
Amazon.com, Inc. *	12,977	23,108,793
JD.com, Inc., Class A, ADR (China)*	384,768	11,600,755
Quotient Technology Inc. *	934,673	9,225,222
		43,934,770
	Total Consumer Discretionary	63,372,137
ENERGY – (15.25%)
Altus Midstream Co., Class A *	1,474,490	8,699,491
Apache Corp.	884,370	30,652,264
Encana Corp. (Canada)	1,367,402	9,899,991
Magnolia Oil & Gas Corp., Class A *	1,941,190	23,294,280
Seven Generations Energy Ltd., Class A (Canada)*	1,591,000	11,488,869
	Total Energy	84,034,895
FINANCIALS – (12.49%)
Banks – (4.72%)
Wells Fargo & Co.	538,051	25,998,624
Diversified Financials – (4.67%)
Consumer Finance – (2.39%)
Capital One Financial Corp.	161,140	13,163,526
Diversified Financial Services – (2.28%)
Berkshire Hathaway Inc., Class B *	62,603	12,576,317
		25,739,843
Insurance – (3.10%)
Multi-line Insurance – (1.67%)
Sul America S.A. (Brazil)	1,214,220	9,241,513
Property & Casualty Insurance – (1.43%)
Markel Corp. *	7,897	7,867,307
		17,108,820
	Total Financials	68,847,287
HEALTH CARE – (8.65%)
Health Care Equipment & Services – (8.65%)
Cigna Corp.	36,892	5,932,971
CVS Health Corp.	81,829	4,413,038
Quest Diagnostics Inc.	305,853	27,502,302
UnitedHealth Group Inc.	39,775	9,834,767
	Total Health Care	47,683,078

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (19.11%)
Capital Goods – (18.39%)
Eaton Corp. PLC	157,237	$12,667,013
Ferguson PLC (United Kingdom)	95,505	6,075,230
General Electric Co.	986,460	9,854,735
Johnson Controls International plc	596,465	22,033,417
Owens Corning	118,500	5,583,720
Safran S.A. (France)	52,360	7,180,335
Schneider Electric SE (France)	85,820	6,733,027
United Technologies Corp.	238,796	30,778,416
Wabtec Corp.	6,023	444,015
		101,349,908
Transportation – (0.72%)
Azul S.A., ADR (Brazil)*	135,518	3,958,481
	Total Industrials	105,308,389
INFORMATION TECHNOLOGY – (10.58%)
Semiconductors & Semiconductor Equipment – (6.79%)
Applied Materials, Inc.	171,130	6,787,016
Intel Corp.	202,220	10,859,214
Qorvo Inc. *	171,500	12,301,695
Texas Instruments Inc.	70,362	7,463,297
		37,411,222
Software & Services – (3.79%)
Microsoft Corp.	53,609	6,322,646
Oracle Corp.	168,980	9,075,916
SAP SE, ADR (Germany)	47,685	5,505,710
		20,904,272
	Total Information Technology	58,315,494
TOTAL COMMON STOCK – (Identified cost $416,172,859)		478,090,354
PREFERRED STOCK – (10.73%)
CONSUMER DISCRETIONARY – (1.94%)
Retailing – (1.94%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	10,655,349
	Total Consumer Discretionary	10,655,349
INDUSTRIALS – (8.79%)
Transportation – (8.79%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	19,397,474
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,454,043
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	17,940,837
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	8,670,116
	Total Industrials	48,462,470
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		59,117,819

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.92%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $6,319,422 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $6,444,360)	$6,318,000	$6,318,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $960,200 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $979,200)	960,000	960,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $3,790,837 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 12/01/30-03/01/48, total market value $3,865,800)	3,790,000	3,790,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $5,055,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 11/01/27-03/01/49, total market value $5,155,080)	5,054,000	5,054,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,122,000)		16,122,000
	Total Investments – (100.40%) – (Identified cost $479,005,526)		553,330,173
	Liabilities Less Other Assets – (0.40%)		(2,200,339)
		Net Assets – (100.00%)	$551,129,834

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $59,236,306 or 10.75% of the Fund's net assets as of March 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2019 (Unaudited)

	Principal	Value
MORTGAGES – (70.24%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (52.99%)
Fannie Mae, 3.50%, 10/25/20	$99,214	$99,261
Fannie Mae, 2.8355% (1 month LIBOR + 35), 07/25/37 (a)	36,868	36,768
Fannie Mae, 3.50%, 01/25/39	1,272,881	1,300,610
Fannie Mae, 3.00%, 04/25/39	1,891,705	1,904,282
Fannie Mae, 2.8855% (1 month LIBOR + 40), 09/25/40 (a)	880,678	876,025
Fannie Mae, 3.00%, 04/25/41	1,141,964	1,146,894
Fannie Mae, 2.50%, 07/25/47	1,250,418	1,222,910
Freddie Mac, 3.10%, 03/15/25	1,074,091	1,074,473
Freddie Mac, 4.00%, 06/15/26	586,209	597,910
Freddie Mac, 2.00%, 06/15/28	1,070,742	1,054,080
Freddie Mac, 4.00%, 04/15/29	861,960	866,931
Freddie Mac, 3.00%, 11/15/39	337,332	337,255
Freddie Mac, 4.00%, 12/15/39	898,832	916,375
Freddie Mac, 2.00%, 11/15/40	820,409	801,083
Freddie Mac, 3.00%, 03/15/43	4,243	4,239
Freddie Mac Multifamily Structured Pass-Through, 1.533%, 09/25/22	616,560	600,949
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	850,824	854,534
Ginnie Mae, 6.719%, 06/20/31	770,695	827,846
Ginnie Mae, 3.00%, 12/20/37	123,963	121,315
Ginnie Mae, 4.00%, 11/20/38	64,990	65,409
Ginnie Mae, 3.50%, 08/20/39	152,135	152,007
Ginnie Mae, 4.00%, 09/20/39	85,496	88,062
Ginnie Mae, 1.45%, 10/16/40	1,501,562	1,453,842
Ginnie Mae, 3.00%, 12/20/61	261,620	261,297
Ginnie Mae, 2.00%, 07/20/62	431,597	428,750
Ginnie Mae, 2.7791% (1 month LIBOR + 27), 01/20/67 (a)	314,637	314,504
Ginnie Mae, 3.00%, 03/20/69	2,000,000	2,001,875
	Total Collateralized Mortgage Obligations	19,409,486
FANNIE MAE POOLS – (5.18%)
4.00%, 05/01/29, Pool No. AL7358	1,203,819	1,240,094
2.00%, 08/01/30, Pool No. AX9709	593,063	582,690
6.50%, 07/01/32, Pool No. 635069	27,132	29,547
6.00%, 09/01/37, Pool No. 888796	42,033	45,078
	Total Fannie Mae Pools	1,897,409
FREDDIE MAC POOLS – (5.16%)
4.00%, 05/01/27, Pool No. G14593	1,832,120	1,889,151
	Total Freddie Mac Pools	1,889,151
GINNIE MAE POOLS – (6.91%)
5.053%, 12/20/61, Pool No. 756740	118,106	118,833
4.659%, 01/20/63, Pool No. AC0942	646,474	675,405
4.70%, 01/20/63, Pool No. AC0934	1,656,215	1,735,826
	Total Ginnie Mae Pools	2,530,064
TOTAL MORTGAGES – (Identified cost $25,729,956)		25,726,110

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (29.77%)
OTHER AGENCIES – (13.64%)
	Tennessee Valley Authority Discount Note, 2.4132%, 04/09/19 (b)	$5,000,000	$4,997,322
		Total Other Agencies	4,997,322
REPURCHASE AGREEMENTS – (16.13%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $2,315,521 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $2,361,300)	2,315,000	2,315,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $351,073 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $358,020)	351,000	351,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $1,389,307 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 05/01/21-02/01/47, total market value $1,416,780)	1,389,000	1,389,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $1,852,386 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.60%-4.50%, 07/01/24-03/01/49, total market value $1,889,040)	1,852,000	1,852,000
		Total Repurchase Agreements	5,907,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,904,322)		10,904,322
	Total Investments – (100.01%) – (Identified cost $36,634,278)		36,630,432
	Liabilities Less Other Assets – (0.01%)		(3,401)
		Net Assets – (100.00%)	$36,627,031

(a)	The interest rates on floating rate securities, shown as of March 31, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.81%)
COMMUNICATION SERVICES – (3.36%)
Media & Entertainment – (3.36%)
Alphabet Inc., Class A *	12,354	$14,539,299
Alphabet Inc., Class C *	18,992	22,283,504
	Total Communication Services	36,822,803
FINANCIALS – (96.45%)
Banks – (33.70%)
Bank of America Corp.	576,030	15,892,668
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	859,112	30,824,938
Danske Bank A/S (Denmark)	516,500	9,064,399
DBS Group Holdings Ltd. (Singapore)	1,997,917	37,194,205
DNB ASA (Norway)	2,571,080	47,337,956
JPMorgan Chase & Co.	622,544	63,020,129
PNC Financial Services Group, Inc.	203,926	25,013,563
U.S. Bancorp	1,653,488	79,681,587
Wells Fargo & Co.	1,268,489	61,293,388
		369,322,833
Diversified Financials – (40.48%)
Capital Markets – (19.31%)
Bank of New York Mellon Corp.	1,246,991	62,885,756
Blackstone Group L.P.	368,640	12,891,341
Charles Schwab Corp.	307,148	13,133,649
Goldman Sachs Group, Inc.	169,635	32,568,224
Julius Baer Group Ltd. (Switzerland)	895,484	36,179,082
KKR & Co. Inc., Class A	974,770	22,897,347
State Street Corp.	471,093	31,002,630
		211,558,029
Consumer Finance – (12.96%)
American Express Co.	608,082	66,463,363
Capital One Financial Corp.	925,571	75,609,895
		142,073,258
Diversified Financial Services – (8.21%)
Berkshire Hathaway Inc., Class A *	261	78,617,115
Visa Inc., Class A	72,942	11,392,811
		90,009,926
		443,641,213
Insurance – (22.27%)
Multi-line Insurance – (4.05%)
Loews Corp.	925,246	44,347,041
Property & Casualty Insurance – (10.14%)
Chubb Ltd.	384,888	53,915,111
Markel Corp. *	57,441	57,225,022
		111,140,133
Reinsurance – (8.08%)
Alleghany Corp. *	50,480	30,913,952
Everest Re Group, Ltd.	111,131	23,999,850
Greenlight Capital Re, Ltd., Class A *	947,730	10,301,825

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	238,820	$23,331,569
			88,547,196
			244,034,370
		Total Financials	1,056,998,416
	TOTAL COMMON STOCK – (Identified cost $795,263,472)		1,093,821,219
SHORT-TERM INVESTMENTS – (0.18%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $763,172 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $778,260)	$763,000	763,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $116,024 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $118,320)	116,000	116,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $458,101 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 03/26/20, total market value $467,160)	458,000	458,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $610,127 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.00%, 03/01/49, total market value $622,200)	610,000	610,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,947,000)		1,947,000
	Total Investments – (99.99%) – (Identified cost $797,210,472)		1,095,768,219
	Other Assets Less Liabilities – (0.01%)		131,923
	Net Assets – (100.00%)		$1,095,900,142

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (69.56%)
COMMUNICATION SERVICES – (4.31%)
Media & Entertainment – (4.31%)
Alphabet Inc., Class C *	5,176	$6,073,053
Facebook, Inc., Class A *	12,822	2,137,299
	Total Communication Services	8,210,352
CONSUMER DISCRETIONARY – (3.17%)
Retailing – (3.17%)
Amazon.com, Inc. *	3,391	6,038,523
	Total Consumer Discretionary	6,038,523
ENERGY – (2.88%)
Apache Corp.	102,340	3,547,104
Encana Corp. (Canada)	268,058	1,940,740
	Total Energy	5,487,844
FINANCIALS – (33.73%)
Banks – (15.53%)
Danske Bank A/S (Denmark)	128,180	2,249,515
DBS Group Holdings Ltd. (Singapore)	204,700	3,810,796
DNB ASA (Norway)	298,860	5,502,521
JPMorgan Chase & Co.	33,493	3,390,496
U.S. Bancorp	135,455	6,527,577
Wells Fargo & Co.	167,358	8,086,739
		29,567,644
Diversified Financials – (13.63%)
Capital Markets – (3.17%)
Bank of New York Mellon Corp.	119,530	6,027,898
Consumer Finance – (5.26%)
American Express Co.	34,675	3,789,978
Capital One Financial Corp.	76,241	6,228,127
		10,018,105
Diversified Financial Services – (5.20%)
Berkshire Hathaway Inc., Class B *	49,306	9,905,082
		25,951,085
Insurance – (4.57%)
Property & Casualty Insurance – (2.27%)
Chubb Ltd.	30,810	4,315,865
Reinsurance – (2.30%)
Greenlight Capital Re, Ltd., Class A *	402,850	4,378,979
		8,694,844
	Total Financials	64,213,573
HEALTH CARE – (2.07%)
Health Care Equipment & Services – (2.07%)
Quest Diagnostics Inc.	43,840	3,942,093
	Total Health Care	3,942,093
INDUSTRIALS – (7.73%)
Capital Goods – (7.73%)
Johnson Controls International plc	134,087	4,953,174
Safran S.A. (France)	18,170	2,491,724
United Technologies Corp.	56,399	7,269,267
	Total Industrials	14,714,165

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (12.24%)
Semiconductors & Semiconductor Equipment – (8.97%)
Applied Materials, Inc.	152,808	$6,060,365
Intel Corp.	113,420	6,090,654
Texas Instruments Inc.	46,443	4,926,209
		17,077,228
Software & Services – (3.27%)
Microsoft Corp.	52,701	6,215,556
	Total Information Technology	23,292,784
MATERIALS – (3.43%)
LafargeHolcim Ltd. (Switzerland)	132,330	6,534,382
	Total Materials	6,534,382
TOTAL COMMON STOCK – (Identified cost $132,941,254)		132,433,716
INSTITUTIONAL PREFERRED – (2.07%)
FINANCIALS – (2.07%)
Diversified Financials – (2.07%)
Capital Markets – (2.07%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (a)	3,902,000	3,941,820
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,933,431)		3,941,820
CORPORATE BONDS – (15.55%)
COMMUNICATION SERVICES – (2.63%)
Media & Entertainment – (0.78%)
Discovery Communications LLC, Sr. Notes, 2.20%, 09/20/19	$1,500,000	1,494,111
Telecommunication Services – (1.85%)
Verizon Communications Inc., Sr. Notes, 3.2134% (3 month LIBOR + 55), 05/22/20 (b)	3,500,000	3,515,365
	Total Communication Services	5,009,476
CONSUMER STAPLES – (1.08%)
Food, Beverage & Tobacco – (1.08%)
Ingredion Inc., Sr. Notes, 4.625%, 11/01/20	2,000,000	2,047,260
	Total Consumer Staples	2,047,260
FINANCIALS – (6.81%)
Diversified Financials – (6.81%)
Capital Markets – (1.57%)
Goldman Sachs Group, Inc., Sr. Notes, 3.9324% (3 month LIBOR + 116), 04/23/20 (b)	2,960,000	2,983,683
Consumer Finance – (3.52%)
Capital One N.A., Sr. Notes, 3.9005% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,806,384
General Motors Financial Co., Inc., Sr. Notes, 3.2744% (3 month LIBOR + 54), 11/06/20 (b)	3,941,000	3,902,739
		6,709,123
Mortgage Real Estate Investment Trusts (REITs) – (1.72%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	3,267,200
	Total Financials	12,960,006
INDUSTRIALS – (1.80%)
Capital Goods – (1.64%)
General Electric Co., Sr. Notes, 5.35%, 10/15/20	1,000,000	1,021,866

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2019 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
General Electric Co., Sr. Notes, 3.7873% (3 month LIBOR + 100), 04/15/23 (b)	$2,165,000	$2,096,711
		3,118,577
Transportation – (0.16%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	306,284	311,381
	Total Industrials	3,429,958
INFORMATION TECHNOLOGY – (1.92%)
Software & Services – (1.92%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,665,440
	Total Information Technology	3,665,440
MATERIALS – (1.31%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,501,870
	Total Materials	2,501,870
TOTAL CORPORATE BONDS – (Identified cost $34,032,847)		29,614,010
MORTGAGES – (7.90%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,786,943	1,903,296
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	2,115,385	2,276,234
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,587,180
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	1,057,632	1,078,104
Ginnie Mae, Series 2017-H06, 3.222% (12 month LIBOR + 22), 02/20/67 (b)	3,330,740	3,302,708
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,884,744
TOTAL MORTGAGES – (Identified cost $15,191,578)		15,032,266
U.S. GOVERNMENT – (1.53%)
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,917,119
TOTAL U.S. GOVERNMENT – (Identified cost $2,998,012)		2,917,119
SHORT-TERM INVESTMENTS – (3.32%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $2,478,558 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $2,527,560)	2,478,000	2,478,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $377,079 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $384,540)	377,000	377,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $1,487,328 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-5.00%, 03/26/20-01/01/49, total market value $1,516,740)	1,487,000	1,487,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $1,983,413 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 11/01/25-04/01/49, total market value $2,022,660)	$1,983,000	$1,983,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,325,000)		6,325,000
		Total Investments – (99.93%) – (Identified cost $195,422,122)	190,263,931
		Other Assets Less Liabilities – (0.07%)	142,189
		Net Assets – (100.00%)	$190,406,120

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the interest rate is fixed until June 20, 2020.

(b)	The interest rates on floating rate securities, shown as of March 31, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2019, the value of defaulted securities amounted to $3,267,200 (cost: $7,650,174) or 1.72% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (95.11%)
REAL ESTATE – (95.11%)
Equity Real Estate Investment Trusts (REITs) – (95.11%)
Diversified REITs – (1.81%)
Alexander & Baldwin, Inc.	52,640	$1,339,162
Liberty Property Trust	51,100	2,474,262
STORE Capital Corp.	15,710	526,285
		4,339,709
Health Care REITs – (4.55%)
HCP, Inc.	149,950	4,693,435
Ventas, Inc.	97,620	6,229,132
		10,922,567
Hotel & Resort REITs – (2.48%)
Host Hotels & Resorts Inc.	226,171	4,274,632
Ryman Hospitality Properties, Inc.	20,450	1,681,808
		5,956,440
Industrial REITs – (10.09%)
EastGroup Properties, Inc.	10,306	1,150,562
First Industrial Realty Trust, Inc.	30,430	1,076,005
Prologis, Inc.	150,180	10,805,451
Rexford Industrial Realty, Inc.	164,308	5,883,869
Terreno Realty Corp.	126,099	5,301,202
		24,217,089
Office REITs – (16.97%)
Alexandria Real Estate Equities, Inc.	53,823	7,673,007
Boston Properties, Inc.	66,936	8,961,392
Brandywine Realty Trust	236,460	3,750,255
Cousins Properties, Inc.	360,106	3,478,624
Great Portland Estates PLC (United Kingdom)	317,986	3,091,710
Hudson Pacific Properties, Inc.	225,390	7,757,924
SL Green Realty Corp.	27,930	2,511,465
Vornado Realty Trust	51,727	3,488,469
		40,712,846
Residential REITs – (22.34%)
American Campus Communities, Inc.	158,921	7,561,461
American Homes 4 Rent, Class A	65,050	1,477,936
AvalonBay Communities, Inc.	68,858	13,821,866
Camden Property Trust	74,015	7,512,523
Equity LifeStyle Properties, Inc.	26,750	3,057,525
Equity Residential	91,145	6,865,041
Essex Property Trust, Inc.	26,894	7,778,821
Invitation Homes Inc.	54,500	1,325,985
Mid-America Apartment Communities, Inc.	10,830	1,184,044
Sun Communities, Inc.	25,340	3,003,297
		53,588,499
Retail REITs – (18.62%)
Acadia Realty Trust	240,811	6,566,916
Brixmor Property Group, Inc.	257,730	4,734,500
Federal Realty Investment Trust	45,719	6,302,364
Macerich Co.	31,860	1,381,131

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Regency Centers Corp.	95,700	$6,458,793
Retail Opportunity Investments Corp.	137,694	2,387,614
Simon Property Group, Inc.	92,416	16,839,119
		44,670,437
Specialized REITs – (18.25%)
CoreSite Realty Corp.	35,970	3,849,510
Crown Castle International Corp.	56,885	7,281,280
CubeSmart	50,530	1,618,981
Digital Realty Trust, Inc.	63,160	7,516,040
Equinix, Inc.	24,870	11,270,089
Extra Space Storage Inc.	39,117	3,986,414
Life Storage, Inc.	20,820	2,025,161
Public Storage	28,691	6,248,326
		43,795,801
	Total Real Estate	228,203,388
TOTAL COMMON STOCK – (Identified cost $200,110,326)		228,203,388
PREFERRED STOCK – (0.42%)
REAL ESTATE – (0.42%)
Equity Real Estate Investment Trusts (REITs) – (0.42%)
Retail REITs – (0.42%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	49,855	484,092
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	58,513	529,543
	Total Real Estate	1,013,635
TOTAL PREFERRED STOCK – (Identified cost $1,457,822)		1,013,635
SHORT-TERM INVESTMENTS – (4.34%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $4,076,917 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $4,157,520)	$4,076,000	4,076,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $619,129 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $631,380)	619,000	619,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $2,445,540 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-9.00%, 04/25/19-03/01/49, total market value $2,493,900)	2,445,000	2,445,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2019 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $3,261,679 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 11/01/27-04/01/49, total market value $3,326,220)	$3,261,000	$3,261,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,401,000)		10,401,000
	Total Investments – (99.87%) – (Identified cost $211,969,148)	239,618,023
	Other Assets Less Liabilities – (0.13%)	319,994
	Net Assets – (100.00%)	$239,938,017

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$50,410,587	$–	$36,822,803	$8,210,352	$–
Consumer Discretionary	63,372,137	–	–	6,038,523	–
Energy	84,034,895	–	–	5,487,844	–
Financials	68,847,287	–	1,056,998,416	64,213,573	–
Health Care	47,683,078	–	–	3,942,093	–
Industrials	105,308,389	–	–	14,714,165	–
Information Technology	58,315,494	–	–	23,292,784	–
Materials	–	–	–	6,534,382	–
Real Estate	–	–	–	–	228,203,388
Preferred Stock:
Real Estate	–	–	–	–	1,013,635
Total Level 1	477,971,867	–	1,093,821,219	132,433,716	229,217,023
Level 2 – Other Significant
Observable Inputs:
Preferred Stock:
Financials	–	–	–	3,941,820	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	25,726,110	–	17,949,385	–
Short-term	–	4,997,322	–	–	–
Corporate debt securities	–	–	–	29,614,010	–
Short-term securities	16,122,000	5,907,000	1,947,000	6,325,000	10,401,000
Total Level 2	16,122,000	36,630,432	1,947,000	57,830,215	10,401,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	118,487	–	–	–	–
Preferred Stock:
Consumer Discretionary	10,655,349	–	–	–	–
Industrials	48,462,470	–	–	–	–
Total Level 3	59,236,306	–	–	–	–
Total Investments	$553,330,173	$36,630,432	$1,095,768,219	$190,263,931	$239,618,023

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2019 for Davis Opportunity Fund was $57,218. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2019
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,493	$–	$4,994	$–	$–	$118,487
Preferred Stock	59,065,595	–	52,224	–	–	59,117,819
Total Level 3	$59,179,088	$–	$57,218	$–	$–	$59,236,306

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	March 31, 2019	Technique	Input(s)	Range	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,487	Discounted Cash Flow	Annualized Yield	3.493%	Decrease

Preferred Stock	10,655,349	Market Approach	Transaction Price	$4.2843	Increase

Preferred Stock	21,851,517	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase

Preferred Stock	26,610,953	Market Approach	Transaction Price	$6.1629	Increase
Total Level 3	$59,236,306

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Unrealized appreciation	$129,862,043	$142,273	$312,031,404	$9,884,638	$30,255,525
Unrealized depreciation	(57,768,314)	(146,119)	(15,131,868)	(15,524,943)	(2,658,146)
Net unrealized appreciation (depreciation)	$72,093,729	$(3,846)	$296,899,536	$(5,640,305)	$27,597,379
Aggregate cost	$481,236,444	$36,634,278	$798,868,683	$195,904,236	$212,020,644